Note 7 - Inventories	12 Months Ended
Dec. 31, 2010
Inventory Disclosure [Abstract]
Note 7 - Inventories [Text Block]

7. Inventories

	As of December 31,
	2010	2009
Products:
Oil products	3,799	3,379
Fuel alcohol	286	267
	4,085	3,646
Raw materials, mainly crude oil	5,690	5,494
Materials and supplies	2,044	1,917
Others	69	75
	11,888	11,132
Current inventories	11,834	11,117
Long-term inventories	54	15

Inventories are stated at the lower of cost or net realization value. As a result of the decline in the market prices of oil products, the Company recognized a loss of US$333 for the year ended December 31, 2010 (US$308 for the year ended December 31, 2009), which was classified as other operating expenses in the consolidated income statement.